Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Eco-Stim Energy Solutions, Inc.
Entity Central Index Key	0001135657
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company